Other assets and liabilities - Summary of Other Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	R$ 35,248	R$ 26,275
Other non-financial liabilities, Non-current	3,263	2,063
Other non-financial liabilities, Total	38,511	28,338
Other financial liabilities, Current	112,745	113,092
Other financial liabilities, Non-current	6,184	3,989
Other financial liabilities, Total	118,929	117,081
Other financial liabilities at amortised cost, Current	112,740	113,092
Other financial liabilities at amortised cost, Non-current	6,184	3,989
Other financial liabilities at amortised cost, Total	118,924	117,081
Other financial liabilities at fair value through profit or loss, Current	5
Other financial liabilities at fair value through profit or loss, Total	6	5
Credit card operations [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Current	92,580	87,361
Other financial liabilities at amortised cost, Total	92,580	87,361
Foreign exchange portfolio [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Current	859	1,245
Other financial liabilities at amortised cost, Total	859	1,245
Other financials liabilities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Current	4,257	6,217
Other financial liabilities at amortised cost, Non-current	1,038
Other financial liabilities at amortised cost, Total	5,295	6,217
Other financial liabilities at fair value through profit or loss, Current	5
Other financial liabilities at fair value through profit or loss, Total	5
Funds in transit [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	15,944	10,573
Other non-financial liabilities, Non-current	127	11
Other non-financial liabilities, Total	16,071	10,584
Charging and collection of taxes and similar [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	339	335
Other non-financial liabilities, Total	339	335
Social and statutory [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	6,201	5,057
Other non-financial liabilities, Non-current	558	32
Other non-financial liabilities, Total	6,759	5,089
Deferred income [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	3,201	2,686
Other non-financial liabilities, Total	3,201	2,686
Domestic sundry creditors [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,957	2,118
Other non-financial liabilities, Non-current	66	79
Other non-financial liabilities, Total	3,023	2,197
Personnel provision [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,609	1,569
Other non-financial liabilities, Non-current	291	75
Other non-financial liabilities, Total	1,900	1,644
Provision for sundry payments [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,506	1,761
Other non-financial liabilities, Non-current	70	63
Other non-financial liabilities, Total	2,576	1,824
Obligations on official agreements and rendering of payment services [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,326	1,114
Other non-financial liabilities, Total	1,326	1,114
Liabilities from post-employment benefit plans [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Non-current	2,083	1,746
Other non-financial liabilities, Total	2,083	1,746
Other non-financial liabilities [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,165	1,062
Other non-financial liabilities, Non-current	68	57
Other non-financial liabilities, Total	1,233	1,119
Trading and intermediation of securities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Current	14,995	18,062
Other financial liabilities at amortised cost, Non-current	126	65
Other financial liabilities at amortised cost, Total	15,121	18,127
Finance leases [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Current	49	207
Other financial liabilities at amortised cost, Non-current	5,020	3,924
Other financial liabilities at amortised cost, Total	R$ 5,069	R$ 4,131